Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Purchase of investments other than investments accounted for using equity method	$ 2,500
Financial assets, at fair value	2,414	$ 2,333
Interest revenue for financial assets measured at amortised cost	32,280	7,658	$ 1,396
Interest expense for financial liabilities measured at amortised cost	206,481	77,477	$ 44,828
Realized gain (loss) on derivatives	465,168	937,158
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,414	2,333
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,414	2,333
Other investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,414	$ 2,333